Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	₩ 595,363	₩ 598,994	₩ 191,037
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,603,653	3,859,927
Liabilities	(3,491,251)	(3,585,295)
Net	112,402	274,632
Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	126,738	135,495
Liabilities	(115,022)	(106,518)
Net	11,716	28,977
Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4,483,276	4,529,919
Liabilities	(3,887,913)	(3,930,925)
Net	595,363	598,994
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	156,608	130,501	143,358
Allowance for credit losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	156,681	130,700
Liabilities	(73)	(199)
Net	156,608	130,501
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	239,702	382,838	(1,118,806)
PP&E and Intangible asset [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	337,094	437,245
Liabilities	(97,392)	(54,407)
Net	239,702	382,838
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	290,919	269,638	224,566
Share of profit or loss of equity - accounted investees [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	304,225	284,568
Liabilities	(13,306)	(14,930)
Net	290,919	269,638
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	63,187	47,565	22,983
Allowance for inventories valuation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	63,187	47,565
Net	63,187	47,565
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	13,553	16,923	19,530
Prepaid expenses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	13,659	17,003
Liabilities	(106)	(80)
Net	13,553	16,923
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	143,239	(13,706)	(1,105)
Gain or loss on foreign currency [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	205,170	75,235
Liabilities	(61,931)	(88,941)
Net	143,239	(13,706)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(3,534)	(40,417)	(148,341)
Defined benefit liabilities [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	598,177	550,140
Liabilities	(601,711)	(590,557)
Net	(3,534)	(40,417)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	11,669	17,949	10,190
Provision for construction losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	11,669	17,949
Net	11,669	17,949
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	45,723	70,271	74,360
Provision for construction warranty [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	45,723	70,271
Net	45,723	70,271
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(21,271)	(39,762)	(50,452)
Accrued income [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(21,271)	(39,762)
Net	(21,271)	(39,762)
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(2,660,730)	(2,736,674)	(8,510)
Provision for accelerated depreciation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(2,660,730)	(2,736,674)
Net	(2,660,730)	(2,736,674)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	1,536,177	1,543,628	0
Spin-off [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,536,177	1,543,628
Net	1,536,177	1,543,628
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	94,317	94,542	118,149
Impairment loss on AFS [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	94,317	94,542
Net	94,317	94,542
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	43,741	43,892	69,408
Difference in acquisition costs of treasury shares [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	43,741	43,892
Net	43,741	43,892
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	159,102	487,444	309,618
Other [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	193,833	547,189
Liabilities	(34,731)	(59,745)
Net	159,102	487,444
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(35,572)	36,028	73,459
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	50,134	105,125
Liabilities	(85,706)	(69,097)
Net	(35,572)	36,028
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	47,288	(7,051)	134,737
Other deferred income taxes recognized directly to equity [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	76,604	30,370
Liabilities	(29,316)	(37,421)
Net	47,288	(7,051)
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	253,559	71,364	72,864
Tax credit carry-forward and others [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	253,559	71,364
Net	253,559	71,364
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	217,686	224,021	₩ 245,029
Investments in subsidiaries, associates and joint ventures [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	499,326	463,133
Liabilities	(281,640)	(239,112)
Net	₩ 217,686	₩ 224,021